Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,816,177	$ 22,834
Restricted cash	3,500,000
Accounts receivable, net	4,940	61,779
Other receivables and prepayments, net	33,942	18,867
Advances to suppliers, net	8,266	7,727
Inventories, net	88,603	1,085,016
Other taxes receivable	246,685	337,412
Marketable equity securities	273,913	143,478
Total Current Assets	5,972,526	1,677,113
Property and equipment, net	75,653	656,840
Total Assets	6,048,179	2,333,953
CURRENT LIABILITIES:
Accounts payable	18,614	226,215
Contract liability	48,116	267,365
Accrued expenses and other current liabilities	866,334	1,530,473
Warranty obligation		728
Due to related parties	1,784,058	1,208,331
Total Current Liabilities	2,717,122	3,233,112
OTHER LIABILITIES
Warrants liability	518,666	389,630
Total Liabilities	3,235,788	3,622,742
Commitments and Contingency
SHAREHOLDERS’ EQUITY
Common stock – Class A, par value $0.021848: 4,736,111 shares authorized as of December 31, 2020 and December 31, 2019; 2,210,683 and 836,933 shares issued and outstanding as of December 31, 2020 and December 31, 2019	48,299	18,285
Common stock – Class B, par value $0.021848: 1,513,889 shares authorized as of December 31, 2020 and December 31, 2019; 1,388,888 shares issued and outstanding as of December 31, 2020 and December 31, 2019	30,345	30,345
Additional paid-in capital	47,995,772	40,833,249
Accumulated deficit	(47,848,895)	(44,607,198)
Accumulated other comprehensive income	2,586,870	2,436,530
Total Equity	2,812,391	(1,288,789)
Total liabilities and equity	$ 6,048,179	$ 2,333,953